Share-Based Payments (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Share-Based Payments (Details) [Line Items]
Common shares, description	The total number of share options granted during the six months ended June 30, 2024 under the 2017 LTIP was as follows:
Number of options granted		105,327
Expected dividends (in Euro)
Share-based payment expense (in Euro)	3,100,000	€ 2,200,000
Share Options Exercised [Member]
Share-Based Payments (Details) [Line Items]
Expected dividends (in Euro)	€ 0	€ 98
Executive Management [Member]
Share-Based Payments (Details) [Line Items]
Number of options granted	2,275,000	1,567,250
Board of Directors [Member]
Share-Based Payments (Details) [Line Items]
Number of options granted	1,615,000	1,246,000